Income Tax (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax [Abstract]
Schedule of deferred tax assets to recoverable amounts
	As of December, 31
Composition of deferred tax assets:	2017	2016	2015
Net loss carry-forward	$814,000	$531,522	$446,684
Valuation allowance	(814,000)	(531,522)	(446,684)
	-	-	-

Schedule of statutory income tax rate to the effective income tax rate

	Year Ended December 31,
	2017	2016	2015

Tax rate	24%	25%	26.5%

Tax expense (benefit) at statutory rate	$(642,090)	$(163,365)	$(216,913)
Tax rate differential	28,057	(55,376)	-
Decrease in taxes from permanent differences in stock-based compensation	27,301	52,545	58,098
Decrease in taxes from permanent difference in warrants liabilities	304,254	29,394	9,325
Loss carryforwards-change in valuation allowance	282,478	136,802	149,490
Income tax expense (benefit)	$-	$-	$-